Commitments and Contingencies - Summary of Future Minimum Lease Payments Under Capital Leases (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 500
2022	238
2023	102
2024	0
2025	0
Thereafter	0
Total noncancelable payments	840
Less: Imputed interest expense	(43)
Present value of future minimum lease payments	$ 797